515 Congress Avenue Suite 1400 Austin, TX 78701-3902 +1 512 394 3000 Main +1 512 394 3001 Fax www.dechert.com

MARGARET E. WILSON margaret.wilson@dechert.com +1 512 394 3015 Direct Admitted in New York and Pennsylvania only; not admitted in Texas

August 3, 2020

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:     RBC Funds Trust

           File Nos. 333-111986; 811-21475

           Rule 497(j) filing

Ladies and Gentlemen:

On behalf of RBC Funds Trust (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectuses and statement of additional information contained in Post-Effective Amendment No. 142 to Registrant’s Registration Statement on Form N-1A, filed on July 29, 2020, constituting the most recent amendment to this Registration Statement (the “Amendment”) that would have been filed pursuant to Rule 497(c) under the Securities Act, would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on July 29, 2020, accession number 0001193125-20-202435.

Should you have any questions, please do not hesitate to contact me at (512) 394-3015.

Very truly yours,

/s/ Margaret Wilson
Margaret Wilson